Document and Entity Information	12 Months Ended
Jun. 30, 2015
Document And Entity Information [Abstract]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Jun. 30, 2015
Trading Symbol	RSWN
Entity Registrant Name	AYTU BIOSCIENCE, INC.
Entity Central Index Key	0001385818
Entity Filer Category	Smaller Reporting Company